Offerings - Offering: 1	Jun. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2029
Maximum Aggregate Offering Price	$ 1,139,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 174,380.90
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,139,000,000(1). (1)Calculated in accordance with Rule 457(r) under the Securities Act of 1933,as amended, based upon an exchange rate of $1.1390/1 euro on April 24, 2025, as published by Bloomberg L.P.